Condensed Schedule of Investments - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Fair Value	$ 10,938,630	$ 10,268,171
% of Partners' Capital	100.39%	77.33%
Morgan Stanley Smith Barney Augustus I, LLC [Member]
Schedule of Investments [Line Items]
Fair Value	$ 4,737,959	$ 3,935,697
% of Partners' Capital	43.48%	29.64%
Morgan Stanley Smith Barney Boronia I, LLC [Member]
Schedule of Investments [Line Items]
Fair Value	$ 2,053,736	$ 2,976,216
% of Partners' Capital	18.85%	22.41%
Morgan Stanley Smith Barney TT II, LLC [Member]
Schedule of Investments [Line Items]
Fair Value	$ 4,146,935	$ 3,356,258
% of Partners' Capital	38.06%	25.28%
Meritage Futures Fund LP [Member]
Schedule of Investments [Line Items]
Fair Value	$ 13,597,171	$ 16,270,791
% of Partners' Capital	100.56%	89.02%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Augustus I, LLC [Member]
Schedule of Investments [Line Items]
Fair Value	$ 2,961,238	$ 2,735,812
% of Partners' Capital	21.90%	14.97%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member]
Schedule of Investments [Line Items]
Fair Value	$ 3,561,122	$ 4,740,671
% of Partners' Capital	26.34%	25.94%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney TT II, LLC [Member]
Schedule of Investments [Line Items]
Fair Value	$ 2,577,974	$ 2,233,568
% of Partners' Capital	19.07%	12.22%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Altis I, LLC [Member]
Schedule of Investments [Line Items]
Fair Value	$ 1,997,333	$ 2,202,861
% of Partners' Capital	14.77%	12.05%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Aspect I, LLC [Member]
Schedule of Investments [Line Items]
Fair Value	$ 2,236,814	$ 1,561,147
% of Partners' Capital	16.54%	8.54%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney BHM I, LLC [Member]
Schedule of Investments [Line Items]
Fair Value	$ 262,690	$ 2,796,732
% of Partners' Capital	1.94%	15.30%